Share-based payments (Details)				1 Months Ended	12 Months Ended
	Sep. 10, 2019	Nov. 07, 2017 shares	Jan. 01, 2017 CNY (¥) shares	Sep. 30, 2020 shares	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥) item
Disclosure of terms and conditions of share-based payment arrangement
Consideration recognized for shares held for share option scheme | ¥					¥ 88,280,000	¥ 88,280,000
Period for which the share option plan is effective		10 years
Share Option Scheme
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme			66,171,600
Consideration recognized for shares held for share option scheme | ¥			¥ 88,280,000
Percentage of options vested		100.00%
Options vesting period		4 years
Share Option Scheme | Minimum
Disclosure of terms and conditions of share-based payment arrangement
Option exercise period		12 months
Share Option Scheme | Maximum
Disclosure of terms and conditions of share-based payment arrangement
Option exercise period		8 years
Restricted Share Units Scheme
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme		66,171,600
Vest of restricted share units | item					524,358	424,256
Percentage of options vested	100.00%
Options vesting period	4 years
Xin Ding Heng
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme			66,171,600
Jin Ning Sheng and Guang Feng Rong
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme				66,171,600